CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Total	Series A Preferred stock	Series B Preferred stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Interest Expense	Interest Expense Common Stock	Interest Expense Additional Paid-In Capital	Convertible Notes Payable	Convertible Notes Payable Common Stock	Convertible Notes Payable Additional Paid-In Capital	Bridge Loan	Bridge Loan Common Stock	Bridge Loan Additional Paid-In Capital	Legal Settlement	Legal Settlement Common Stock	Legal Settlement Additional Paid-In Capital	Other Services	Other Services Common Stock	Other Services Additional Paid-In Capital	Consulting Services	Consulting Services Additional Paid-In Capital	Employee	Employee Additional Paid-In Capital	Interest Expense, Long-Term Debt	Interest Expense, Long-Term Debt Common Stock	Interest Expense, Long-Term Debt Additional Paid-In Capital	Settlement of Debt	Settlement of Debt Common Stock	Settlement of Debt Additional Paid-In Capital	Services	Services Common Stock	Services Additional Paid-In Capital	Preferred A conversion Series A Preferred stock	Preferred A conversion Common Stock	Preferred A conversion Additional Paid-In Capital	Debt Expense	Debt Expense Additional Paid-In Capital	Conversion of Bridge Notes	Conversion of Bridge Notes Common Stock	Conversion of Bridge Notes Additional Paid-In Capital	Issuance of warrants and common stock in connection with purchase of Series B Preferred Common Stock	Issuance of warrants and common stock in connection with purchase of Series B Preferred Additional Paid-In Capital	Issuance of warrants and common stock in connection with purchase of Series B Preferred Accumulated Deficit	Modification of warrants issued with Series B Preferred Stock	Modification of warrants issued with Series B Preferred Stock Additional Paid-In Capital	Modification of warrants issued with Series B Preferred Stock Accumulated Deficit
Beginning Balance at Dec. 31, 2008	$ (3,627,571)	$ 90		$ 7,178	$ 19,214,710	$ (22,849,549)
Beginning Balance (in shares) at Dec. 31, 2008		901,237		71,787,304
Restricted stock issued (in shares)				2,830,000
Restricted stock issued	266,744			283	266,461
Interest related to modification of conversion price of debt	133,398				133,398
Fair value of options issued for consulting services	94,000				94,000
Issuance expense	670,548				670,548
Common stock issued in connection with warrants exercise (in shares)				24,000
Common stock issued in connection with warrants exercise				2	(2)
Issuance of Preferred B securities (in shares)			220,022
Issuance of Preferred B securities	2,000,000		22		1,999,978
Dividends payable in common stock to Series B Preferred Stockholders					43,556	(43,556)
Deemed Dividend					2,000,000	(2,000,000)
Net loss	(4,480,910)					(4,480,910)
Common stock issued (in shares)								675,795									500,000			120,000
Common stock issued							79,837	66	79,771							45,000	50	44,950	21,001	15	20,986
Common stock issued for conversion of securities (in shares)											766,237			2,500,000
Common stock issued for conversion of securities										93,160	77	93,083	350,000	250	349,750
Beneficial conversion feature													341,393		341,393
Warrants issued													94,368		94,368							663,629	663,629	360,000	360,000
Ending Balance at Dec. 31, 2009	(2,895,403)	90	22	7,921	26,470,579	(29,374,015)
Ending Balance (in shares) at Dec. 31, 2009		901,237	220,022	79,203,336
Deemed Dividend																																														(2,023,804)
Net loss	(2,620,621)
Ending Balance at Jun. 30, 2010
Beginning Balance at Dec. 31, 2009	(2,895,403)	90	22	7,921	26,470,579	(29,374,015)
Beginning Balance (in shares) at Dec. 31, 2009		901,237	220,022	79,203,336
Restricted stock issued (in shares)											2,443,183
Restricted stock issued										268,470	244	268,226
Fair value of options issued for consulting services	209,196				209,196
Issuance expense	1,390,613				1,390,613																																	272,862	272,862
Common stock issued in connection with option exercise (in shares)				567,536
Common stock issued in connection with option exercise				57	(57)
Common stock issued in connection with warrants exercise (in shares)				1,445,079
Common stock issued in connection with warrants exercise				145	(145)
Common stock issued board of directors compensation (in shares)				1,170,638
Common stock issued board of directors compensation	108,261			117	108,144
Common stock dividends issued in accordance with Series B (in shares)				2,077,697																																							41,850,000
Common stock dividends issued in accordance with Series B				208	169,891	(170,099)
Series B Preferred Stock purchased (in shares)			291,529
Series B Preferred Stock purchased	2,650,000		29		2,649,971
Dividends payable	(90,840)					(90,840)
Deemed Dividend																																														(2,783,291)	2,783,291	(2,783,291)
Net loss	(5,678,989)					(5,678,989)
Common stock issued (in shares)								1,906,151									2,102,175										215,908			100,000			738,717								2,750,000
Common stock issued							228,748	190	228,558							183,924	210	183,714								24,451	22	24,429	14,000	10	13,990	71,308	74	71,234						296,750	275	296,475
Common stock issued for conversion of securities (in shares)											855,703			1,398,319																					(631,375)	6,313,750
Common stock issued for conversion of securities										119,799	86	119,713	195,765	140	195,625																				(63)	631	(568)
Beneficial conversion feature										804,520		804,520
Warrants issued										34,719		34,719										6,000	6,000
Deemed dividend related to issuance of warrants and common stock in connection with purchase of Series B Preferred Stock																																											4,185	4,625,815	(4,630,000)
Ending Balance at Dec. 31, 2010	$ (1,785,847)	$ 27	$ 51	$ 14,514	$ 40,926,795	$ (42,727,234)
Ending Balance (in shares) at Dec. 31, 2010		269,862	511,551	145,138,192